Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts Receivable, net	Accounts Receivable, net
Accounts receivable, net consisted of the following at December 31:

	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	2,087,509	1,169,775	150,293
Less: allowance for credit losses	(966,947)	(945,379)	(121,463)
Accounts receivable, net	1,120,562	224,396	28,830
The movement of allowance for credit losses is as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	1,495,119	966,947	124,234
Write-offs	(1,318,165)	-	-
Addition	789,993	691	89
Recovery	-	(22,259)	(2,860)
Balance at end of the year ended December 31	966,947	945,379	121,463